UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 91.4%
Corporate — 3.1%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	$3,500	$3,808,735
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,128,750
Provident Group-Kean Properties, Series A, 5.00%, 7/01/47	265	285,244
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,559,227
Series B, 5.60%, 11/01/34	1,000	1,089,370
Series D, 4.88%, 11/01/29	1,000	1,093,510

		8,964,836
County/City/Special District/School District — 11.3%
Carlstadt School District, GO, Refunding, 4.00%, 5/01/30	1,415	1,525,610
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,072,091
5.25%, 11/01/44	1,590	1,660,278
(AGM), 4.00%, 11/01/34	500	512,515
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	660	741,035
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	600	601,230
5.00%, 7/01/36	145	145,286
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	792,580
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 7/01/45 (a)	1,000	1,006,190
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,209,039
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,975,500
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 1/01/46	3,900	4,073,745

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	$1,250	$1,360,950
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	1,500	1,744,080
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,313,940
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,947,250
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21 (b)	805	930,508
Township of Egg Harbor New Jersey School District, GO, Refunding(AGM), 5.75%, 7/15/25	2,000	2,574,060
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 7/15/31	2,445	2,783,975
Township of Montclair New Jersey, GO, Refunding Series B, 5.00%, 10/01/27	500	620,850
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 2/15/36	1,350	1,556,428

		32,147,140
Education — 17.8%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,250	1,303,850
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	530	594,443
Series A, 5.00%, 7/01/34	1,855	2,114,997
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 7/01/27 (a)	170	175,523
Hatikvah International Academy Charter School Project, Series A, 5.25%, 7/01/37 (a)	470	467,673

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, RB (continued):
Hatikvah International Academy Charter School Project, Series A, 5.38%, 7/01/47 (a)	$815	$807,217
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,284,060
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	525	556,773
School Facilities Construction (AGC), 5.50%, 12/15/34	10	10,488
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,109,290
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (a):
4.75%, 8/01/24	345	342,381
5.63%, 8/01/34	250	247,968
5.88%, 8/01/44	430	429,686
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	1,750	1,874,687
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	500	517,530
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	1,000	1,035,060
College of New Jersey, Series G, 3.50%, 7/01/31	1,000	1,022,840
Georgian Court University, Series D, 5.00%, 7/01/33	500	500,860
Kean University, Series A, 5.25%, 9/01/29	1,705	1,824,214
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,076,740
Kean University, Series H, 4.00%, 7/01/39	715	741,269
Montclair State University, Series A, 5.00%, 7/01/33	2,005	2,294,963
Montclair State University, Series B, 5.00%, 7/01/32	2,465	2,907,837
Montclair State University, Series B, 5.00%, 7/01/34	660	771,223
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,126,020
Princeton University, Series C, 5.00%, 7/01/36	1,775	2,164,879

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Ramapo College, Series B, 5.00%, 7/01/42	$560	$615,177
Stockton University, Series A, 5.00%, 7/01/41	630	692,698
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (c)	2,500	2,786,800
William Paterson University (AGC), 5.00%, 7/01/38	240	247,363
William Paterson University, Series C, 4.00%, 7/01/35	1,500	1,558,455
William Paterson University, Series E (BAM), 5.00%, 7/01/33	1,250	1,452,162
William Paterson University, Series E (BAM), 5.00%, 7/01/34	1,335	1,544,154
William Paterson University, Series E (BAM), 5.00%, 7/01/35	1,500	1,728,705
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	625	689,062
Series 1A, 5.00%, 12/01/25	60	64,055
Series 1A, 5.00%, 12/01/26	375	399,788
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/22 (c)	460	542,202
5.00%, 7/01/22 (c)	280	330,036
5.00%, 7/01/32	1,040	1,175,346
5.00%, 7/01/40	5,000	5,689,550
5.00%, 7/01/42	635	708,057
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,000	2,295,500

		50,821,581
Health — 20.3%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	2,175	2,190,007
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 9/15/29	2,000	2,153,380
Inspira Health Obligated Group, 5.00%, 7/01/42	865	993,072

2	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18 (c)	$1,810	$1,872,843
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,678,328
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39	1,150	1,304,020
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43	1,535	1,732,447
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	920	1,065,664
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,893,129
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (c)	2,985	3,542,389
AHS Hospital Corp., 4.00%, 7/01/41	2,000	2,066,080
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (b)	55	58,935
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 7/01/37	6,000	6,992,880
Hackensack University Medical Center (AGC), 5.25%, 1/01/18 (c)	3,600	3,653,280
Holy Name Medical Center, 5.00%, 7/01/25	500	541,975
Hunterdon Medical Center, 5.00%, 7/01/31	300	340,977
Hunterdon Medical Center, 5.00%, 7/01/45	2,650	2,933,735
Inspira Health Obligated Group, Series A, 3.00%, 7/01/32	785	745,993
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,700,385
Princeton Healthcare System, 5.00%, 7/01/34	1,000	1,145,790
Princeton Healthcare System, 5.00%, 7/01/39	4,060	4,598,234

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Robert Wood Johnson University Hospital, 5.00%, 1/01/20 (c)	$1,500	$1,642,395
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/32	2,300	2,467,992
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	1,290	1,466,330
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	1,540	1,798,951
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,543,360
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	910	904,768
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	511,686
Virtua Health, 5.00%, 7/01/29	285	324,874
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 7/01/24	1,000	1,148,480

		58,012,379
Housing — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	30	30,145
Series U, AMT, 4.90%, 10/01/27	745	746,155
Series U, AMT, 4.95%, 10/01/32	185	185,246
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,834,012
4.38%, 12/01/33	2,515	2,695,074

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$750	$782,857

		6,273,489
State — 9.9%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (d)	10,000	8,329,400
CAB, Series B, 0.00%, 11/01/27 (d)	4,135	3,044,683
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,145,690
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (d)	1,675	1,555,505
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,014,640
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,108,052
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	985	1,051,714
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	15	16,016
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,126,475
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (d)	2,000	1,873,800
Cigarette Tax, 5.00%, 6/15/22	1,700	1,903,983
Cigarette Tax, 5.00%, 6/15/29	640	685,696
State of New Jersey, COP, Equipment Lease Purchase, Series A (c):
5.25%, 6/15/19	1,000	1,076,650
5.25%, 6/15/19	1,110	1,195,082

		28,127,386
Tobacco — 2.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	2,235	2,248,745

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	$4,840	$4,677,086

		6,925,831
Transportation — 24.8%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,026,237
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,724,985
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 7/01/42	1,000	1,100,190
5.13%, 1/01/39	1,000	1,108,130
Private Activity Bond, 5.38%, 1/01/43	905	1,010,451
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,281,700
Series I, 5.00%, 1/01/20 (c)	2,500	2,735,500
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (d)	10,000	5,056,700
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	8,900	3,832,696
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	10,000	3,673,400
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (d)	4,870	2,426,623
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29	3,000	3,070,950
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	1,250	1,374,587
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/31	3,000	3,068,820
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	6,070	6,211,613
Series B, 5.25%, 6/15/26	1,500	1,621,635

4	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 6/15/31	$2,000	$2,177,480
Transportation Program, Series AA, 5.00%, 6/15/45	1,000	1,069,060
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,534,299
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,047,518
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/40	5,010	5,899,325
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,043,900
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,247,060
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,023,440
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,118,850
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/43	285	315,199
186th Series, 5.00%, 10/15/44	3,000	3,425,460
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,346,715
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	325,580
5.00%, 11/01/29	295	324,093
5.00%, 11/01/32	440	493,038
5.00%, 11/01/33	250	278,775
5.00%, 11/01/34	250	277,760

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A (continued):
5.00%, 11/01/39	$1,500	$1,645,440

		70,917,209
Utilities — 2.8%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	547,030
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 9/01/28	1,355	1,505,920
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (b)(d)	5,000	4,740,250
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	1,195	1,320,857

		8,114,057
Total Municipal Bonds — 94.6%		270,303,908

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New Jersey — 10.1%
County/City/Special District/School District — 3.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,440	1,678,407
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	7,050,141

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
County of Union New Jersey Utilities Authority, Refunding RB, County Deficiency Agreement, Series A, AMT, 5.00%, 6/15/41	$2,000	$2,235,620

		10,964,168
Education — 1.0%
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,840,975
Health — 2.6%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 7/01/47	7,332	7,541,519
Transportation — 2.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	5,001	5,288,866
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	554,820

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$1,455	$1,698,392

		7,542,078
Total Municipal Bonds Transferred to Tender Option Bond Trusts— 10.1%		28,888,740
Total Long-Term Investments (Cost — $279,330,770) — 104.7%		299,192,648

Short-Term Securities — 0.2%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.62% (g)(h)	660,423	$660,621
Total Short-Term Securities (Cost — $660,539) — 0.2%		660,621
Total Investments (Cost — $279,991,309*) — 104.9%		299,853,269
Other Assets Less Liabilities — 0.9%		2,482,983
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.8)%		(16,441,563)

Net Assets — 100.0%		$285,894,689

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$264,035,901

Gross unrealized appreciation	$20,254,569
Gross unrealized depreciation	(945,590)

Net unrealized appreciation	$19,308,979

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.

(g)	Annualized 7-day yield as of period end.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

(h)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Investment Value Held at May 31, 2017	Net Activity	Shares Investment Value Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	12,053,795	(11,393,372)	660,423	$660,621	$42,068	$4,190	$(1,135)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(27)	December 2017	$3,200	$(8,071)
10-Year U.S. Treasury Note	(69)	December 2017	$8,762	(16,621)
Long U.S. Treasury Bond	(66)	December 2017	$10,302	(56,559)
Ultra Long U.S. Treasury Bond	(10)	December 2017	$1,691	(8,412)
Total				$(89,663)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$299,192,648	—	$299,192,648
Short-Term Securities	$660,621	—	—	660,621

Total	$660,621	$299,192,648	—	$299,853,269

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(89,663)	—	—	$(89,663)

[1]	See above Schedule of Investments for values in each sector, state or political subdivision.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2017, there were no transfers between levels.

8	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 86.2%
Corporate — 5.7%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	$5,000	$5,037,600
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,751,227
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,217,260
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	9,957,044
Shippingport Project, Series A, 3.75%, 12/01/40 (a)	3,915	1,917,880
Shippingport Project, Series A, 2.55%, 11/01/41 (a)	1,310	641,743
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,651,419
National Gypsum Co., 5.50%, 11/01/44	1,355	1,454,714

		27,628,887
County/City/Special District/School District — 15.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,443,610
5.00%, 5/01/42	3,900	4,094,805
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 8/01/34	2,390	2,740,876
5.00%, 8/01/35	1,790	2,045,988
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,019,041
5.00%, 10/01/38	1,335	1,524,223
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	370	370,285
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	2,615	2,836,490

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19 (b)	$825	$897,980
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,875	2,191,500
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,748,250
Dallastown Area School District, GO, Refunding, 5.00%, 4/15/34	1,835	2,139,059
Fox Chapel Area School District, GO:
5.00%, 2/01/39	4,100	4,842,018
5.00%, 2/01/42	6,365	7,482,376
Philadelphia School District, GO, Series E (b):
2014, 6.00%, 9/01/18	5	5,256
2015, 6.00%, 9/01/18	5	5,256
2015-3, 6.00%, 9/01/18	5	5,256
2016, 6.00%, 9/01/18	5	5,256
6.00%, 9/01/18	6,480	6,811,582
6.00%, 9/01/18	95	99,861
Reading School District, GO, Refunding, (AGM), 5.00%, 3/01/38	1,220	1,421,495
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,638,296
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 5/15/19 (b)	455	486,741
Harrisburg School District Project, Series A (AGC), 5.00%, 5/15/19 (b)	450	481,235
Harrisburg School District Project, Series A (AGC), 5.00%, 5/15/19 (b)	1,810	1,935,632
Philadelphia School District (AGM), 5.00%, 6/01/33	5,000	5,698,250
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/43	5,980	6,831,373
(BAM), 5.00%, 6/01/42	2,550	2,908,785
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,318,801

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Township of Lower Paxton Pennsylvania, GO, 5.00%, 4/01/42	$630	$711,572
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	195	222,834

		72,963,982
Education — 20.9%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	640,221
5.00%, 8/15/25	765	842,556
5.00%, 8/15/26	760	837,049
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,058,680
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	2,700	2,896,182
6.38%, 1/01/39	400	427,016
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,795	2,040,843
5.00%, 8/01/45	3,695	4,178,860
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 7/01/47	3,870	4,298,216
Haverford College, 5.00%, 5/15/20 (b)	4,970	5,501,392
Haverford College, 5.00%, 11/15/35	1,100	1,196,877
Villanova University, 5.25%, 12/01/19 (b)	600	657,972
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	890	997,503
Moravian College, 3.88%, 10/01/45	1,670	1,671,119
St. Luke’s University Health Network Project, 5.00%, 8/15/46	1,350	1,499,027

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	$2,000	$2,014,260
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,566,204
Thomas Jefferson University, 5.00%, 3/01/20 (b)	11,000	12,093,290
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,996,657
La Salle University, 5.00%, 5/01/37	1,595	1,709,441
La Salle University, 5.00%, 5/01/42	2,655	2,831,265
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,554,746
Thomas Jefferson University, 5.00%, 9/01/45	3,000	3,366,030
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,254,246
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (b)	5,000	5,241,500
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	450	495,855
Widener University, Series A, 5.25%, 7/15/33	2,420	2,678,117
Widener University, Series A, 5.50%, 7/15/38	365	406,504
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	10,890,100
Series A, 5.00%, 2/15/18 (b)	5,045	5,142,167
Series A, 5.00%, 2/15/18 (b)	2,000	2,038,520
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	3,525	3,973,803
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	3,330	3,766,596

2	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	$765	$817,540
5.00%, 7/01/35	630	681,219
5.00%, 7/01/45	450	476,303
5.00%, 7/01/47	1,180	1,259,438

		101,997,314
Health — 18.2%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 7/01/41	5,000	5,639,250
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	4,110	5,098,085
County of Chester Health & Education Facilities Authority, Refunding RB:
Main Line Health System, Series A, 5.00%, 10/01/52	3,595	4,112,033
Simpson Senior Services Project, 5.00%, 12/01/35	1,000	1,018,190
Simpson Senior Services Project, Series A, 5.25%, 12/01/45	1,500	1,525,995
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,587,549
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	4,400	4,778,928
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	2,385	2,595,977
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 7/01/41	1,500	1,652,400
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	919,291
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	646,927

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/19 (b)	$3,255	$3,491,834
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19 (b)	480	535,306
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,531,450
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	984,894
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	5,000	5,072,550
County of Wayne Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 7/01/46 (c)	5,875	6,121,162
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 2/15/39	5,950	6,907,355
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	730	805,957
5.75%, 5/01/35	1,285	1,415,723
Moon Industrial Development Authority, Refunding RB, 6.00%, 7/01/45	4,000	4,378,320
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,164,128
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 7/01/35	2,450	2,622,700
Philadelphia Authority for Industrial Development, RB, Refunding, Senior Living Facilities, Wesley Enhanced Living Obligated Group, 5.00%, 7/01/49	3,000	3,115,530

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (b)	$6,000	$6,633,060
Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,315	1,405,012
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	3,590	4,026,544
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	1,780	1,890,164
6.00%, 6/01/29	1,970	2,074,154

		88,750,468
Housing — 5.3%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	637,074
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	637,998
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	3,720	3,761,627
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,111,030
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,471,472
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 099-A, AMT, 5.15%, 4/01/38	60	60,193
Series 119, 3.50%, 10/01/36	2,260	2,302,239
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,505	3,643,027
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,194,911
4.00%, 12/01/46	5,740	5,810,660

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (continued)
Philadelphia IDA, RB, Series A (continued):
4.00%, 12/01/51	$2,260	$2,270,306

		25,900,537
State — 2.3%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,619,967
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	7,000	7,808,500

		11,428,467
Transportation — 13.1%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,210,720
AMT (AGM), 5.00%, 6/15/32	9,500	9,529,735
AMT (AGM), 5.00%, 6/15/37	1,250	1,253,762
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 8/01/37	2,140	2,451,349
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 7/01/42	2,500	2,913,700
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	8,104,950
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,655,005
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	2,377,265
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	2,225	925,199
Series A-1, 5.00%, 12/01/41	100	114,459
Sub-Series A, 5.13%, 12/01/20 (b)	960	1,087,354
Sub-Series A, 5.13%, 12/01/20 (b)	325	367,777
Sub-Series B-1, 5.00%, 6/01/42	3,705	4,199,840
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,416,891

4	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	$3,140	$3,540,444
5.00%, 6/01/29	4,155	4,678,405

		63,826,855
Utilities — 5.7%
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (d)	570	625,672
9th Series, 5.25%, 8/01/20 (b)	1,280	1,436,301
9th Series, 5.25%, 8/01/40	2,020	2,214,809
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	1,200	1,406,796
5.00%, 8/01/31	900	1,050,129
5.00%, 8/01/32	1,200	1,395,516
5.00%, 8/01/33	600	695,442
5.00%, 8/01/34	1,050	1,212,981
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19 (b)	1,450	1,534,796
Series A, 5.25%, 10/01/52	1,190	1,406,627
Series C (AGM), 5.00%, 8/01/40	2,650	2,893,164
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,380,343
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,108,520
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,103,147
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/42	2,615	2,978,694
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,130,959

		27,573,896
Total Municipal Bonds in Pennsylvania		420,070,406

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	$3,880	$3,903,862
Total Municipal Bonds — 87.0%		423,974,268

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 26.2%
Education — 4.7%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	6,100	7,115,406
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/21 (b)	9,280	10,969,517
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/19 (b)	4,448	4,730,192

		22,815,115
Health — 10.6%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,863,900
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/19 (b)	7,460	8,008,161
Series A, 5.25%, 6/01/19 (b)	5,997	6,450,342
Series A-1, 5.13%, 6/01/41	12,570	13,640,336
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 3/15/40	2,000	2,055,380

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$9,380	$10,497,908

		51,516,027
Housing — 2.6%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	6,010	6,192,884
Series 115A, 4.20%, 10/01/33	6,080	6,441,334

		12,634,218
State — 5.8%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/19 (b)	10,797	11,480,969
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	5,000	5,555,050
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	11,000	11,571,010

		28,607,029
Transportation — 1.3%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,000,791

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 6/01/35	$2,900	$3,381,690

		6,382,481
Utilities — 1.2%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/42	5,007	5,703,427
Total Municipal Bonds Transferred to Tender Option Bond Trusts— 26.2%		127,658,297
Total Investments (Cost — $520,352,150*) — 113.2%		551,632,565
Other Assets Less Liabilities — 0.2%		943,839
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(65,209,851)

Net Assets — 100.0%		$487,366,553

* As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost		$455,300,338

Gross unrealized appreciation		$33,719,589
Gross unrealized depreciation		(2,612,288)

Net unrealized appreciation		$31,107,301

Notes to Schedule of Investments

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Zero-coupon bond.

6	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Investment Value Held at May 31, 2017	Net Activity	Shares Investment Value Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,089,728	(20,089,728)	—	—	$5,944	$4,597	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(63)	December 2017	$7,466	$(12,125)
10-Year U.S. Treasury Note	(79)	December 2017	$10,032	(15,394)
Long U.S. Treasury Bond	(88)	December 2017	$13,736	(82,095)
Ultra Long U.S. Treasury Bond	(30)	December 2017	$5,072	(26,481)
Total				$(136,095)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017	7

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$551,632,565	—	$551,632,565
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(136,095)	—	—	$(136,095)

[1]	See above Schedule of Investments for values in each sector.

[1]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $65,088,831 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2017, there were no transfers between levels.

8	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-State Municipal Series Trust

Date: October 23, 2017